Schedule II-Valuation and Qualifying Accounts	12 Months Ended
Sep. 27, 2013
Valuation And Qualifying Accounts [Abstract]
Schedule II-Valuation and Qualifying Accounts

MALLINCKRODT PLC

Schedule II—Valuation and Qualifying Accounts

(in millions)

Description	Balance at Beginning of Period	Charged to Income	Additions and Other	Deductions	Balance at End of Period
Allowance for doubtful accounts:
Fiscal year ended September 27, 2013	$9.4	$1.4	$—	$(6.2)	$4.6
Fiscal year ended September 28, 2012	5.7	4.5	—	(0.8)	9.4
Fiscal year ended September 30, 2011	7.4	0.8	—	(2.5)	5.7
Sales reserve accounts:
Fiscal year ended September 27, 2013	$279.8	$1,316.9	$—	$(1,273.8)	$322.9
Fiscal year ended September 28, 2012	271.2	1,157.8	—	(1,149.2)	279.8
Fiscal year ended September 30, 2011	249.7	1,306.4	—	(1,284.9)	271.2
Tax valuation allowance:
Fiscal year ended September 27, 2013	$15.3	$11.7	$3.0	$—	$30.0
Fiscal year ended September 28, 2012	15.6	(0.3)	—	—	15.3
Fiscal year ended September 30, 2011	16.2	(0.6)	—	—	15.6